Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Lease liabilities	₩ 1,104,259	₩ 0
Accounts payable	11,894,764	9,748,168
Accrued expenses	3,502,538	3,267,188
Dividend payable	31,599	49,486
Advance receipts	173,850	131,386
Unearned income	294,710	236,827
Withholding value-added tax and other taxes	720,053	547,097
Securities deposit received	1,903,119	651,153
Foreign exchange remittances pending	243,532	225,956
Domestic exchange remittances pending	1,452,955	1,115,939
Borrowing from trust account	5,350,285	2,999,445
Due to agencies	744,660	779,473
Deposits for subscription	60,500	76,019
Separate account liabilities	8,700,695	2,845,380
Sundry liabilities	1,968,823	2,496,169
Other	151,056	50,881
Present value discount account	(59,840)	(20,888)
Other liabilities	₩ 38,237,558	₩ 25,199,679